CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 9,883	$ 6,848
Restricted bank deposits	33	32
Trade receivables	3,434	5,477
Inventories	1,482	2,699
Other account receivables and prepaid expenses	1,569	1,411
Total current assets	16,401	16,467
SEVERENCE PAY FUND	3,163	3,051
OTHER LONG -TERM RECEIVABLES	622	600
PROPERTY AND EQUIPMENT, NET	210	200
Total assets	20,396	20,318
CURRENT LIABILITIES:
Trade payables	424	1,524
Employees and payroll accruals	2,120	2,377
Deferred revenues and advances from customers	842	765
Other account payables and accrued expenses	1,518	1,739
Total current liabilities	4,904	6,405
NON- CURRENT LIABILITIES:
Deferred revenues	384	198
Accrued severance pay	3,636	3,453
Total long-term liabilities	4,020	3,651
Total liabilities	$ 8,924	$ 10,056
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Share capital: Ordinary shares of NIS 0.20 par value: Authorized: 9,997,670 shares at June 30, 2015 and December 31, 2014; Issued and outstanding: 8,588,093 and 8,447,307 shares at June 30, 2015 and December 31, 2014, respectively;	$ 368	$ 361
Additional paid-in capital	69,318	68,059
Accumulated other comprehensive loss	(1,758)	(1,062)
Accumulated deficit	(56,456)	(57,096)
Total shareholders' equity	11,472	10,262
Total liabilities and shareholders' equity	$ 20,396	$ 20,318